Acquisition of Star 26 - Schedule of Fair Value of Assets Acquired and Liabilities Assumed Following the Adjustments Mentioned (Details) - USD ($) $ in Thousands	Jun. 30, 2026	Jan. 12, 2026	Dec. 31, 2025	Dec. 31, 2024
Schedule of Fair Value of Assets Acquired and Liabilities Assumed Following the Adjustments Mentioned [Line Items]
Goodwill	$ 99,047		$ 7,688
Other comprehensive income	$ 276			$ 34
Acquisition of Star 26 [Member]
Schedule of Fair Value of Assets Acquired and Liabilities Assumed Following the Adjustments Mentioned [Line Items]
Working capital		$ (6,683)
Long terms assets		4,805
Intangible assets		333
Intangible assets available for sale, net		697
Goodwill		72,255
Other comprehensive income		139
Non-controlling interest		(734)
Long term liabilities		(1,379)
Net assets acquired		$ 69,433